Stock-based Compensation - Additional Information (Details) - USD ($)							3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 08, 2023	Jan. 01, 2023	Jul. 01, 2022	Jan. 21, 2022	Nov. 22, 2021	Sep. 20, 2021	Jun. 30, 2023	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Sep. 14, 2023
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation									$ 11,574,000	$ 55,904,000
Description of reverse stock split									all share and per share amounts below have been restated to give effect to the Reverse Stock Split on September 13, 2023. For the impact of the Reverse Stock Split on prior period comparable share and per share amounts and additional information related to the Reverse Stock Split
Award granted									1,312,963	132,802
Issuance of Class A common stock upon settlement of contingent consideration									$ 7,133,000	$ 0
Aggregate Intrinsic value exercised									31,600	1,200,000
Stock-based compensation									11,574,000	$ 55,904,000
Unvested aggregate intrinsic value									122,787,000
Milestones B [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Unrecognized Stock Based Compensation Expense									3,600,000
Stock-based compensation							$ 6,800,000
Milestones C [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Unrecognized Stock Based Compensation Expense									24,600,000
Previously Reported [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award granted										1,992,027
Restricted Stock Units (RSUs) [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Unrecognized Stock Based Compensation Expense									17,700,000
Total fair value as of the respective vesting dates of restricted stock units vested									1,300,000
Unvested aggregate intrinsic value									1,400,000
PSUs [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award granted			292,145	52,355	523,557
Unrecognized Stock Based Compensation Expense									$ 0
Description of PSUs vesting period									PSUs are subject to certain performance-based and service-based vesting conditions and would vest over four years with 25% of awards vesting on July 1, 2022, and the remaining 75% vesting quarterly over the remaining 12 quarters beginning on November 15, 2022, only for the portion of PSUs that is eligible to become vested which will be determined based upon timely satisfaction of performance conditions.
Compensation cost									$ 0	$ 100,000
Executive Officer [Member] | Performance Based Stock Option [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award granted						873,745
Performance Stock Options, granted		650,809
Executive Officer [Member] | Performance Based Stock Option [Member] | Previously Reported [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award granted						13,016,178
Performance Stock Options, granted		9,762,133
Inventories [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation									0	$ 100,000
2021 Omnibus Incentive Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Increase in number of common shares reserved for future issuance											1,607,362
Percentage of Sum of Number of Shares								5.00%
Issuance of Class A common stock upon settlement of contingent consideration									$ 1,839,544
2021 Omnibus Incentive Plan [Member] | Common Class A [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance								36,800,000
Additional common shares reserved for future issuance								26,648,738
2021 Omnibus Incentive Plan [Member] | PSUs [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Number of shares issued to employees					1,047,115
2021 Omnibus Incentive Plan [Member] | Minimum [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award Issuance Year									2022
2021 Omnibus Incentive Plan [Member] | Maximum [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award Issuance Year									2031
2021 Employee Stock Purchase Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Increase in number of common shares reserved for future issuance								558,077
Percentage of Sum of Number of Shares								1.00%
Issuance of Class A common stock upon settlement of contingent consideration									$ 558,077
Eligible Employees Shares Offering Period								24 months
Discount on Shares Purchased								15.00%
Shares Issued									98,601	31,463
Unrecognized Stock Based Compensation Expense									$ 22,200
Cost Over Weighted Average Period									14 days
2021 Employee Stock Purchase Plan [Member] | Common Class A [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance								5,000,000
Additional common shares reserved for future issuance								5,322,105
2021 Employee Stock Purchase Plan [Member] | Minimum [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award Issuance Year										2022
2021 Employee Stock Purchase Plan [Member] | Maximum [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award Issuance Year										2031
2023 Bonus Incentive Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	353,333
2023 Bonus Incentive Plan [Member] | Performance Based Stock Option [Member] | Previously Reported [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Issuance of Class A common stock upon settlement of contingent consideration	$ 5,300,000